Capital Lease Obligations - Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Less current portion	$ (40,353)	$ (4,546)
Long-term obligations under capital lease	352,486	54,581
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital lease obligations	338,257	0
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital lease obligations	$ 54,582	$ 59,127